11. Land Held for Development (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Mortgage Loans on Real Estate [Abstract]
Land held for development	$ 2,069,692	$ 953,462	$ 132,756	$ 110,477
Payments for purchase of property	198,650
Proceeds from sale of property	$ 197,382